INCOME TAXES - Unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Unrecognized Tax Benefits
Unrecognized tax benefit	$ 1,702	¥ 11,847	¥ 9,398	$ 1,702	¥ 11,847	¥ 9,398
Unrecognized tax benefit related to tax loss carryforward				$ 1,702	11,847	9,235
Portion of unrecognized tax benefit that will impact the effective tax rate					¥ 0	¥ 130
Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefit, beginning of period	1,350	9,398	6,936
Addition based on tax positions related to the current year	404	2,810	3,064
Decrease based on tax positions related to prior years	(52)	(361)	(602)
Unrecognized tax benefit, end of period	$ 1,702	11,847	9,398
Interest accrued in relation to the unrecognized tax benefit		¥ 0	¥ 40